UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______to _______
Date of Report (Date of earliest event reported) ____________________
Commission File Number securitizer: ___________________
Central Index Key Number of securitizer: _______________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐
☑ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001888743

PureWest Funding II LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Ty Harrison, (303) 414-9060
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an Independent Advisor’s Report on Applying Agreed Upon Procedures, dated July 11, 2022, of FTI Consulting, Inc., obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of FTI Consulting, Inc. with respect to certain agreed-upon procedures performed by FTI Consulting, Inc.

EXHIBIT INDEX

Exhibit 99.1	Independent Advisor’s Report on Applying Agreed Upon Procedures, dated July 11, 2022, of FTI Consulting, Inc.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 12, 2022

Ultra Wyoming, LLC

By:	/s/ Ty Harrison
	Name:	Ty Harrison
	Title:	President and Chief Financial Officer